Condensed Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Operating revenue	$ 5,988	$ 7,400
Cost of sales	(3,272)	(3,872)
Gross profit	2,716	3,528
Other income	315	134
Other expenses	(669)	(803)
Impairment losses	0	(68)
Profit before tax and net finance costs	2,362	2,791
Finance income	95	174
Finance costs	(147)	(137)
Profit before tax	2,310	2,828
Petroleum resource rent tax (PRRT) expense	(192)	(778)
Income tax expense	(146)	(284)
Profit after tax	1,972	1,766
Profit attributable to:
Equity holders of the parent	1,937	1,740
Non-controlling interest	35	26
Profit for the period	$ 1,972	$ 1,766
Basic earnings per share attributable to equity holders of the parent	$ 1.022	$ 0.917
Diluted earnings per share attributable to equity holders of the parent	$ 1.014	$ 0.911